property, plant and equipment (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
property, plant and equipment
Property, plant and equipment at beginning of period	$ 15,926
Depreciation	2,226	$ 2,126
Property, plant and equipment at end of period	17,084	15,926
Additions in respect of asset retirement obligations	(198)	(171)
Contractual commitments for the acquisition of property, plant and equipment	275	574
Owned assets
property, plant and equipment
Property, plant and equipment at beginning of period	14,203
Property, plant and equipment at end of period	14,924	14,203
Owned assets | Network assets
property, plant and equipment
Property, plant and equipment at beginning of period	11,440
Property, plant and equipment at end of period	11,924	11,440
Owned assets | Buildings and leasehold improvements
property, plant and equipment
Property, plant and equipment at beginning of period	1,330
Property, plant and equipment at end of period	1,424	1,330
Owned assets | Computer hardware and other
property, plant and equipment
Property, plant and equipment at beginning of period	587
Property, plant and equipment at end of period	678	587
Owned assets | Land
property, plant and equipment
Property, plant and equipment at beginning of period	75
Property, plant and equipment at end of period	83	75
Owned assets | Assets under construction
property, plant and equipment
Property, plant and equipment at beginning of period	771
Property, plant and equipment at end of period	815	771
Right-of-use lease assets
property, plant and equipment
Property, plant and equipment at beginning of period	1,723
Property, plant and equipment at end of period	2,160	1,723
Right-of-use lease assets | Network assets
property, plant and equipment
Property, plant and equipment at beginning of period	530
Property, plant and equipment at end of period	785	530
Right-of-use lease assets | Real estate
property, plant and equipment
Property, plant and equipment at beginning of period	1,128
Property, plant and equipment at end of period	1,300	1,128
Impairment of assets	9	7
Right-of-use lease assets | Property plant and equipment Other
property, plant and equipment
Property, plant and equipment at beginning of period	65
Property, plant and equipment at end of period	75	65
Cost/Gross amount
property, plant and equipment
Property, plant and equipment at beginning of period	42,805	40,584
Additions	3,093	3,017
Additions arising from business acquisitions	202	7
Dispositions, retirements and other	(636)	(792)
Net foreign exchange differences	40	(11)
Property, plant and equipment at end of period	45,504	42,805
Cost/Gross amount | Owned assets
property, plant and equipment
Property, plant and equipment at beginning of period	40,418	38,497
Additions	2,253	2,463
Additions arising from business acquisitions	73	3
Transfers	278	208
Dispositions, retirements and other	(593)	(746)
Net foreign exchange differences	23	(7)
Property, plant and equipment at end of period	42,452	40,418
Cost/Gross amount | Owned assets | Network assets
property, plant and equipment
Property, plant and equipment at beginning of period	34,510	32,972
Additions	770	730
Additions arising from business acquisitions	1
Assets under construction put into service	1,088	1,266
Transfers	223	160
Dispositions, retirements and other	(559)	(615)
Net foreign exchange differences	3	(3)
Property, plant and equipment at end of period	36,036	34,510
Cost/Gross amount | Owned assets | Buildings and leasehold improvements
property, plant and equipment
Property, plant and equipment at beginning of period	3,537	3,428
Additions	34	53
Additions arising from business acquisitions	50	1
Assets under construction put into service	156	92
Transfers		9
Dispositions, retirements and other	(38)	(45)
Net foreign exchange differences	7	(1)
Property, plant and equipment at end of period	3,746	3,537
Cost/Gross amount | Owned assets | Computer hardware and other
property, plant and equipment
Property, plant and equipment at beginning of period	1,525	1,403
Additions	62	82
Additions arising from business acquisitions	22	2
Assets under construction put into service	91	88
Transfers	55	39
Dispositions, retirements and other	4	(86)
Net foreign exchange differences	13	(3)
Property, plant and equipment at end of period	1,772	1,525
Cost/Gross amount | Owned assets | Land
property, plant and equipment
Property, plant and equipment at beginning of period	75	54
Additions	8	5
Assets under construction put into service		16
Property, plant and equipment at end of period	83	75
Cost/Gross amount | Owned assets | Assets under construction
property, plant and equipment
Property, plant and equipment at beginning of period	771	640
Additions	1,379	1,593
Assets under construction put into service	(1,335)	(1,462)
Property, plant and equipment at end of period	815	771
Cost/Gross amount | Right-of-use lease assets
property, plant and equipment
Property, plant and equipment at beginning of period	2,387	2,087
Additions	840	554
Additions arising from business acquisitions	129	4
Transfers	(278)	(208)
Dispositions, retirements and other	(43)	(46)
Net foreign exchange differences	17	(4)
Property, plant and equipment at end of period	3,052	2,387
Cost/Gross amount | Right-of-use lease assets | Network assets
property, plant and equipment
Property, plant and equipment at beginning of period	594	499
Additions	519	300
Transfers	(278)	(208)
Dispositions, retirements and other		3
Property, plant and equipment at end of period	835	594
Cost/Gross amount | Right-of-use lease assets | Real estate
property, plant and equipment
Property, plant and equipment at beginning of period	1,694	1,506
Additions	290	220
Additions arising from business acquisitions	129	4
Dispositions, retirements and other	(35)	(32)
Net foreign exchange differences	17	(4)
Property, plant and equipment at end of period	2,095	1,694
Cost/Gross amount | Right-of-use lease assets | Property plant and equipment Other
property, plant and equipment
Property, plant and equipment at beginning of period	99	82
Additions	31	34
Dispositions, retirements and other	(8)	(17)
Property, plant and equipment at end of period	122	99
Accumulated depreciation
property, plant and equipment
Property, plant and equipment at beginning of period	(26,879)	(25,570)
Depreciation	2,226	2,126
Dispositions, retirements and other	702	808
Net foreign exchange differences	17	(9)
Property, plant and equipment at end of period	(28,420)	(26,879)
Accumulated depreciation | Owned assets
property, plant and equipment
Property, plant and equipment at beginning of period	(26,215)	(25,118)
Depreciation	1,896	1,828
Transfers	89	56
Dispositions, retirements and other	683	783
Net foreign exchange differences	11	(4)
Property, plant and equipment at end of period	(27,528)	(26,215)
Accumulated depreciation | Owned assets | Network assets
property, plant and equipment
Property, plant and equipment at beginning of period	(23,070)	(22,120)
Depreciation	1,552	1,526
Transfers	54	25
Dispositions, retirements and other	566	598
Net foreign exchange differences	2	(3)
Property, plant and equipment at end of period	(24,112)	(23,070)
Accumulated depreciation | Owned assets | Buildings and leasehold improvements
property, plant and equipment
Property, plant and equipment at beginning of period	(2,207)	(2,109)
Depreciation	143	135
Transfers		1
Dispositions, retirements and other	31	39
Net foreign exchange differences	3	1
Property, plant and equipment at end of period	(2,322)	(2,207)
Accumulated depreciation | Owned assets | Computer hardware and other
property, plant and equipment
Property, plant and equipment at beginning of period	(938)	(889)
Depreciation	201	167
Transfers	35	30
Dispositions, retirements and other	86	146
Net foreign exchange differences	6	(2)
Property, plant and equipment at end of period	(1,094)	(938)
Accumulated depreciation | Right-of-use lease assets
property, plant and equipment
Property, plant and equipment at beginning of period	(664)	(452)
Depreciation	330	298
Transfers	(89)	(56)
Dispositions, retirements and other	19	25
Net foreign exchange differences	6	(5)
Property, plant and equipment at end of period	(892)	(664)
Accumulated depreciation | Right-of-use lease assets | Network assets
property, plant and equipment
Property, plant and equipment at beginning of period	(64)	(43)
Depreciation	75	77
Transfers	(89)	(56)
Property, plant and equipment at end of period	(50)	(64)
Accumulated depreciation | Right-of-use lease assets | Real estate
property, plant and equipment
Property, plant and equipment at beginning of period	(566)	(382)
Depreciation	236	204
Dispositions, retirements and other	13	15
Net foreign exchange differences	6	(5)
Property, plant and equipment at end of period	(795)	(566)
Accumulated depreciation | Right-of-use lease assets | Property plant and equipment Other
property, plant and equipment
Property, plant and equipment at beginning of period	(34)	(27)
Depreciation	19	17
Dispositions, retirements and other	6	10
Property, plant and equipment at end of period	$ (47)	$ (34)